Earnings (loss) per share	12 Months Ended
Dec. 31, 2021
Earnings (loss) per share
Earnings (loss) per share

Note 20: Earnings (loss) per share

	FOR THE YEAR ENDED DECEMBER 31,
	2019	2020	2021
			(As restated)
Weighted average number of outstanding shares	16,966,140	60,022,714	118,332,562
Treasury shares	83,479	48,228	49,882
Weighted average number of outstanding shares (without Treasury shares)	16,882,661	59,974,486	118,282,679

Net loss (in thousands of euros)	(18,946)	(25,517)	(31,164)
Basic loss per share (€/share)	(1.12)	(0.43)	(0.26)
Diluted loss per share (€/share)	(1.12)	(0.43)	(0.26)

As the inclusion of the Company’s awards (warrants, free shares and founders’ warrants) creates an anti-dilutive effect, those instruments were not taken into account for the presented years (see Notes 12 and 13.2).